Disclosure of detailed information about carrying value of investments in associates (Details) - CAD ($) $ in Thousands				12 Months Ended
	Oct. 10, 2018	Oct. 02, 2018	Sep. 12, 2018	Aug. 31, 2019
Disclosure of associates [line items]
Balance, September 1, 2018			$ 0	$ 0
Additions				13,408
Transaction costs				322
Distributions				(374)
Share of net income (loss)				(1,261)
Impairment loss				(950)
Foreign currency translation gain (loss)				(37)
Balance				$ 11,108
ALPHA-CANNABIS PHARMA GMBH [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	25.00%			25.00%
Balance, September 1, 2018			0	$ 0
Additions				3,408
Transaction costs				160
Distributions				0
Share of net income (loss)				(50)
Impairment loss				0
Foreign currency translation gain (loss)				(22)
Balance				$ 3,496
EVIANA HEALTH CORPORATION [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		21.40%		19.90%
Balance, September 1, 2018			$ 0	$ 0
Additions				5,000
Transaction costs				73
Distributions				(374)
Share of net income (loss)				(734)
Impairment loss				(950)
Foreign currency translation gain (loss)				(15)
Balance				$ 3,000
HYASYNTH BIOLOGICALS INC. [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate			43.40%	43.40%
Balance, September 1, 2018			$ 0	$ 0
Additions				5,000
Transaction costs				89
Distributions				0
Share of net income (loss)				(477)
Impairment loss				0
Foreign currency translation gain (loss)				0
Balance				$ 4,612